Pay vs Performance Disclosure	12 Months Ended
	Feb. 01, 2025 USD ($)	Feb. 03, 2024 USD ($)	Jan. 28, 2023 USD ($)	Jan. 29, 2022 USD ($)	Jan. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

For Fiscal 2024, Fiscal 2023, Fiscal 2022, Fiscal 2021, and Fiscal 2020, the following table sets forth a comparison of amounts disclosed in the Summary Compensation Table (“SCT”) for our Executives to the total compensation actually paid (“CAP”) to our Executives, calculated in accordance with the SEC’s guidelines, and a comparison of the Company’s total shareholder return (“TSR”) to a peer group TSR and certain other financial performance metrics.

	SCT total in	CAP in year	SCT total in	CAP in year	Average SCT	Average CAP
	year holding	holding PEO	year holding	holding PEO	total for non-	to non-PEO
Year	PEO Office	Office	PEO Office	Office	PEO named	named
	(Worden)	(Worden)	(Sifford)	(Sifford)	executive	executive
	(1)	(1)	(1)	(1)	officers	officers
					(2) (5)	(2) (5)

(a)	(b)	(c)	(b)	(c)	(d)	(e)
2024	$5,004,173	$4,976,885	N/A	N/A	$1,217,321	$1,211,250
2023	$3,450,895	$2,076,755	N/A	N/A	$932,794	$505,613
2022	$4,007,544	$3,633,987	N/A	N/A	$1,377,243	$1,200,218
2021	$2,181,767	$3,084,893	$1,850,691	$2,549,441	$1,224,336	$1,563,415
2020	N/A	N/A	$1,558,095	$1,701,732	$1,034,246	$1,258,067

				Net	Diluted
	Value of initial fixed $100			Income	Net
Year	investment based on:			(In	Income
				Millions)	per
	Our	Old Peer	New Peer		Share
	TSR	group	group		(4)
		TSR (3)	TSR (3)

(a)	(f)	(g)	(g)	(h)	(i)
2024	$161	$224	$191	$73.8	$2.68
2023	$154	$167	$167	$73.3	$2.68
2022	$158	$123	$163	$110.1	$3.96
2021	$187	$145	$185	$154.9	$5.42
2020	$132	$138	$205	$16.0	$0.56

The charts that follow set forth the calculation of CAP for our PEO and non-PEO Executives for Fiscal 2024. In the years presented, we did not issue any stock options and no Executives received any pension benefits.

(1)
On March 18, 2021, the Board unanimously elected Mr. Worden as our next President and Chief Executive Officer and our principal executive officer (“PEO”), effective September 30, 2021. Mr. Worden succeeded Mr. Sifford, who stepped down as our Chief Executive Officer effective September 30, 2021 and continues to serve in the role of Vice Chairman of the Board. In Fiscal 2021, the year of transition, the table above reflects the total compensation set forth in the SCT and the CAP for the full fiscal year for both Executives.

The following chart reconciles the total compensation set forth in the SCT to the CAP in Fiscal 2024 for Mr. Worden.

Mr. Worden
2024
SCT - Total	$5,004,173
Less: Grant Date Fair Value of Current Year Awards	(2,733,161)
Add: Fair Value of Unvested Current Year Awards	2,525,375
Add: Fair Value at Current Year End of Unvested Prior Year Awards	2,501,697
Less: Fair Value at Prior Year End of Unvested Prior Year Awards	(2,429,586)
Add: Value at Vest of Prior Year Awards Vesting in Current Year	383,328
Less: Fair Value at Prior Year End of Awards Vesting in Current Year	(274,941)
CAP	$4,976,885

(2)

The following chart reconciles the total compensation set forth in the SCT to the CAP for Fiscal 2024 for each Executive other than Mr. Worden. We have separately identified the persons holding the position of Chief Financial Officer (Mr. Edwards), Chief Merchandising Officer (Mr. Scibetta), Chief Operating Officer (Mr. Chilton) and Executive Vice Chairman of the Board (Mr. Sifford) as of our Fiscal 2024 year end.

Fiscal 2024	Edwards	Scibetta	Chilton	Sifford	Average
SCT - Total	$990,709	$1,886,107	$1,654,519	$337,948	$1,217,321
Less: Grant Date Fair Value of Current Year Awards	(387,655)	(754,580)	(653,587)	(150,012)	(486,459)
Add: Fair Value of Unvested Current Year Awards	358,193	697,201	603,898	-	414,823
Add: Fair Value at Current Year End of Unvested Prior Year Awards	218,104	745,530	603,736	-	391,843
Less: Fair Value at Prior Year End of Unvested Prior Year Awards	(211,817)	(724,040)	(586,333)	-	(380,548)
Add: Value at Vest of Current Year Awards Vesting in Current Year	-	-	-	131,566	32,892
Add: Value at Vest of Prior Year Awards Vesting in Current Year	28,909	151,433	76,211	45,874	75,607
Less: Fair Value at Prior Year End of Awards Vesting in Current Year	(20,735)	(108,615)	(54,662)	(32,903)	(54,229)
CAP	$975,708	$1,893,036	$1,643,782	$332,473	$1,211,250

(3)
For Fiscal 2024, we selected the S&P Retail Select Industry Index (SPSIRE) as our new peer group. Prior to Fiscal 2024, we used the Nasdaq Retail Trade Stocks Index as our peer group. We made this peer group change as the new industry index peer group is not as heavily weighted toward companies that have substantially more market capitalization than we have.
(4)
Diluted Net Income per Share, which was the performance measure utilized for our PSUs granted in Fiscal 2024, was selected as our most important financial measure. PSUs comprise the largest portion of Mr. Worden’s Fiscal 2024 target compensation (Base salary 20%, EICP 26%, PSUs 32%, and RSUs 22%) and averaged approximately 24% of the total target compensation for Messrs. Edwards, Scibetta, and Chilton in Fiscal 2024.
(5)
The non-PEO named executive officers for Fiscal 2023 were Messrs. Edwards, Scibetta, Chilton and Sifford, as well as W. Kerry Jackson and Erik D. Gast. The non-PEO named executive officers for Fiscal 2022 were Messrs. Edwards, Scibetta, Chilton and Jackson. The non-PEO named executive officers for Fiscal 2021 were Messrs. Edwards, Scibetta, Chilton, Jackson and Baker. The non-PEO named executive officers for Fiscal 2020 were Messrs. Worden, Scibetta, Jackson and Baker.

Company Selected Measure Name	Diluted Net Income per Share
Named Executive Officers, Footnote	On March 18, 2021, the Board unanimously elected Mr. Worden as our next President and Chief Executive Officer and our principal executive officer (“PEO”), effective September 30, 2021. Mr. Worden succeeded Mr. Sifford, who stepped down as our Chief Executive Officer effective September 30, 2021 and continues to serve in the role of Vice Chairman of the Board. In Fiscal 2021, the year of transition, the table above reflects the total compensation set forth in the SCT and the CAP for the full fiscal year for both Executives.
Peer Group Issuers, Footnote
(3)
For Fiscal 2024, we selected the S&P Retail Select Industry Index (SPSIRE) as our new peer group. Prior to Fiscal 2024, we used the Nasdaq Retail Trade Stocks Index as our peer group. We made this peer group change as the new industry index peer group is not as heavily weighted toward companies that have substantially more market capitalization than we have.

Adjustment To PEO Compensation, Footnote

The following chart reconciles the total compensation set forth in the SCT to the CAP in Fiscal 2024 for Mr. Worden.

Mr. Worden
2024
SCT - Total	$5,004,173
Less: Grant Date Fair Value of Current Year Awards	(2,733,161)
Add: Fair Value of Unvested Current Year Awards	2,525,375
Add: Fair Value at Current Year End of Unvested Prior Year Awards	2,501,697
Less: Fair Value at Prior Year End of Unvested Prior Year Awards	(2,429,586)
Add: Value at Vest of Prior Year Awards Vesting in Current Year	383,328
Less: Fair Value at Prior Year End of Awards Vesting in Current Year	(274,941)
CAP	$4,976,885

Non-PEO NEO Average Total Compensation Amount	$ 1,217,321	$ 932,794	$ 1,377,243	$ 1,224,336	$ 1,034,246
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,211,250	505,613	1,200,218	1,563,415	1,258,067
Adjustment to Non-PEO NEO Compensation Footnote

(2)

The following chart reconciles the total compensation set forth in the SCT to the CAP for Fiscal 2024 for each Executive other than Mr. Worden. We have separately identified the persons holding the position of Chief Financial Officer (Mr. Edwards), Chief Merchandising Officer (Mr. Scibetta), Chief Operating Officer (Mr. Chilton) and Executive Vice Chairman of the Board (Mr. Sifford) as of our Fiscal 2024 year end.

Fiscal 2024	Edwards	Scibetta	Chilton	Sifford	Average
SCT - Total	$990,709	$1,886,107	$1,654,519	$337,948	$1,217,321
Less: Grant Date Fair Value of Current Year Awards	(387,655)	(754,580)	(653,587)	(150,012)	(486,459)
Add: Fair Value of Unvested Current Year Awards	358,193	697,201	603,898	-	414,823
Add: Fair Value at Current Year End of Unvested Prior Year Awards	218,104	745,530	603,736	-	391,843
Less: Fair Value at Prior Year End of Unvested Prior Year Awards	(211,817)	(724,040)	(586,333)	-	(380,548)
Add: Value at Vest of Current Year Awards Vesting in Current Year	-	-	-	131,566	32,892
Add: Value at Vest of Prior Year Awards Vesting in Current Year	28,909	151,433	76,211	45,874	75,607
Less: Fair Value at Prior Year End of Awards Vesting in Current Year	(20,735)	(108,615)	(54,662)	(32,903)	(54,229)
CAP	$975,708	$1,893,036	$1,643,782	$332,473	$1,211,250

	For Fiscal 2024, we selected the S&P Retail Select Industry Index (SPSIRE) as our new peer group. Prior to Fiscal 2024, we used the Nasdaq Retail Trade Stocks Index as our peer group. We made this peer group change as the new industry index peer group is not as heavily weighted toward companies that have substantially more market capitalization than we have
Compensation Actually Paid vs. Total Shareholder Return

Comparison of CAP to Company TSR

(1)
PEO CAP is Mr. Sifford’s CAP in Fiscal 2020 and Mr. Worden’s CAP in Fiscal 2021, Fiscal 2022, Fiscal 2023 and Fiscal 2024.

Over the five years presented in the Pay Versus Performance Compensation Table, an initial $100 investment at the beginning of this period would be worth $161 at the end of the period, a 61% return. Over this same period, the CAP to our PEO increased 192% and the average CAP to our non-PEO Executives decreased 4%. Factors impacting CAP over this five-year period include the approach taken on compensation in Fiscal 2020, as impacted by the COVID-19 pandemic, stock price volatility and the number of equity awards outstanding.

•
The total compensation reported in the SCT for Mr. Sifford, our former PEO, was $1.6 million in Fiscal 2020 compared to $2.4 million in Fiscal 2019 and $2.6 million in Fiscal 2018. Mr. Sifford’s total compensation disclosed in the SCT in Fiscal 2020 was lower than this historical trend due to the impact the COVID-19 pandemic had on our business and the approach taken by the Compensation Committee on compensation in that year, especially regarding short-term cash incentives and long-term equity-based incentives. Had Mr. Sifford’s total compensation disclosed in the SCT in Fiscal 2020 been more consistent with these previous two years, the change in CAP to our PEO would have been less than 192% in Fiscal 2024 compared to Fiscal 2020.
•
During Fiscal 2020, our stock price increased 31% ($17.93 to $23.50); during Fiscal 2021, our stock price increased 41% ($23.50 to $33.04); during Fiscal 2022 our stock price decreased 17% ($33.04 to $27.56); during Fiscal 2023 our stock price decreased 5% ($27.56 to $26.28); and during Fiscal 2024 our stock price increased 3% ($26.28 to $27.06). Based on the increased level of equity-based awards held by our Executives in Fiscal 2024 compared to Fiscal 2020, this volatility had a significant impact on CAP in these years.

In Fiscal 2024 compared to Fiscal 2023, the total CAP to all Executives identified in the SCT increased 92%, as impacted by a 140% increase in the CAP to Mr. Worden and a 60% increase in the total CAP to the other Executives. Our TSR increased $7, or 13%, in Fiscal 2024 (a $61 total return by the end of Fiscal 2024 compared to a $54 total return at the end of Fiscal 2023).

In Fiscal 2023 compared to Fiscal 2022, the total CAP to all Executives identified in the SCT decreased 39%, as impacted by a 43% decrease in the CAP to Mr. Worden and a 37% decrease in the total CAP to the other Executives. Our TSR decreased $4, or 7%, in Fiscal 2023 (a $54 total return by the end of Fiscal 2023 compared to a $58 total return at the end of Fiscal 2022).

In Fiscal 2022 compared to Fiscal 2021, the total CAP to all Executives identified in the SCT decreased 37%, as impacted by an 18% increase in the CAP to Mr. Worden, a 26% decrease in the total CAP to the other Executives, and the removal of Mr. Sifford and Mr. Baker from the SCT in Fiscal 2022. Our TSR decreased $29, or 33%, in Fiscal 2022 (a $58 total return by the end of Fiscal 2022 compared to an $87 return at the end of Fiscal 2021). The increase in Mr. Worden’s CAP in Fiscal 2022 was primarily due to his in-year promotion to PEO in Fiscal 2021 and the peer group compensation analysis performed by the Compensation Committee’s compensation consultant, Pearl Meyer, in connection with setting Fiscal 2022 Executive compensation.

In Fiscal 2021 compared to Fiscal 2020, the total CAP to all Executives increased 100% (75% for Mr. Worden, 50% for Mr. Sifford and 139% for the other Executives) compared to Fiscal 2020. Our TSR in Fiscal 2021 increased $55, or 172% (an $87 return at the end of Fiscal 2021 compared to a $32 return at the end of Fiscal 2020). In Fiscal 2021, Mr. Baker’s employment with us ended. Pursuant to agreements that were in effect and/or executed at the time of his planned departure, he was paid $925,699, which increased the CAP to non-PEO Executives in that year.

Compensation Actually Paid vs. Company Selected Measure

Comparison of CAP to Net Income and Diluted Net Income Per Share ("EPS")

Compared to Fiscal 2020, our Net Income and EPS in Fiscal Years 2021, 2022, 2023 and 2024 have increased substantially given that Fiscal 2020 was significantly impacted by the COVID-19 pandemic and the temporary closure of our physical stores in that year.

In Fiscal 2024 compared to Fiscal 2023, Net Income was up slightly, and EPS was flat. The total CAP to all Executives increased 92%. Our long-term term strategies have resulted in significant growth. Over these five years and, thus, since Fiscal 2019, our EPS increased 84%, Gross Profit margin expanded 550 basis points, and Net Sales grew 16%.

In Fiscal 2023 compared to Fiscal 2022, Net Income and EPS decreased 33% and 32%, respectively, and the total CAP to all Executives decreased 39%.

In Fiscal 2022 compared to Fiscal 2021, Net Income and EPS decreased 29% and 27%, respectively, and the total CAP to all Executives decreased 37%. Due, in part, to the amount of government stimulus injected into the economy, our financial results set all-time records in Fiscal 2021 and Fiscal 2022 was only surpassed by the record results in Fiscal 2021.

Net Income and Diluted Net Income per Share had substantial increases of over 850% in Fiscal 2021 compared to Fiscal 2020, while the total CAP to all Executives increased 100% over the same period.

Total Shareholder Return Vs Peer Group

Comparison of Company TSR to Peer Group TSR (S&P Retail Select Industry Index (SPSIRE), our "new peer group" and Nasdaq Retail Trade Stocks Index, our "old peer group")

Over this five-year period, the value of an initial $100 fixed investment in our stock would be worth $161 at the end of the period, compared to $191 for the new peer group and $224 for the old peer group.

Our TSR includes a 13% increase in Fiscal 2024 compared to Fiscal 2023 ($61 of return at the end of Fiscal 2024 compared to $54 at the end of Fiscal 2023). Our new peer group TSR increased 36% (a $91 return at the end of Fiscal 2024 compared to a $67 return at the end of Fiscal 2023) and our old peer group increased 85% (a $124 return at the end of Fiscal 2024 compared to a $67 return at the end of Fiscal 2023).

In Fiscal 2023 compared to Fiscal 2022, our TSR decreased 7% ($54 of return at the end of Fiscal 2023 compared to $58 at the end of Fiscal 2022), while our new peer group TSR increased 6% (a $67 return at the end of Fiscal 2023 compared to a $63 return at the end of Fiscal 2022) and our old peer group TSR increased 191% (a $67 return at the end of Fiscal 2023 compared to a $23 return at the end of Fiscal 2022).

In Fiscal 2022 compared to Fiscal 2021, our TSR decreased 33% ($58 of return at the end of Fiscal 2022 compared to $87 at the end of Fiscal 2021), while our new peer group TSR decreased 26% (a $63 return at the end of Fiscal 2022 compared to a $85 return at the end of Fiscal 2021) and our old peer group decreased 49% (a $23 return at the end of Fiscal 2022 compared to a $45 return at the end of Fiscal 2021).

In Fiscal 2021 compared to Fiscal 2020, our TSR increased 172% compared to a 19% decrease for the new peer group and an 18% increase for the old peer group. We believe our response to the pandemic where we re-opened stores quickly, maintained vendor relationships, and increased the use of customer relationship management tools allowed for us to grow market share compared to these broader indexes.

Our TSR lagged both our new peer group and our old peer group in Fiscal 2020. We believe this was due to the impact of COVID-19 on our business compared to the peer groups, which contained essential retail businesses that were not forced to close physical stores during the pandemic and other retailers with a more established on-line presence.

Tabular List, Table

Tabular Presentation of Our Most Important Performance Measures

The four items listed below represent the most important performance metrics we used to determine CAP for Fiscal 2024, as further described in our Compensation Discussion and Analysis within the sections titled “Compensation Program Components, Why Each Component is Chosen, How Each Component Relates to Our Compensation Philosophy and Objectives and Fiscal 2024 Outcomes ― Annual Cash Incentives under the EICP” and “―Long-Term Equity-Based Incentives under the 2017 Equity Plan.”

Most Important Performance Measures
● Diluted Net Income per Share
● Operating Income
● Net Sales
● Comparable store sales

Total Shareholder Return Amount	$ 161	154	158	187	132
Peer Group Total Shareholder Return Amount	224	167	123	145	138
Net Income (Loss)	$ 73,800,000	$ 73,300,000	$ 110,100,000	$ 154,900,000	$ 16,000,000
Company Selected Measure Amount	2.68	2.68	3.96	5.42	0.56
New Peer Group Total Shareholder Return Amount	191	167	163	185	205
Measure:: 1
Pay vs Performance Disclosure
Name	Diluted Net Income per Share
Non-GAAP Measure Description	Diluted Net Income per Share, which was the performance measure utilized for our PSUs granted in Fiscal 2024, was selected as our most important financial measure. PSUs comprise the largest portion of Mr. Worden’s Fiscal 2024 target compensation (Base salary 20%, EICP 26%, PSUs 32%, and RSUs 22%) and averaged approximately 24% of the total target compensation for Messrs. Edwards, Scibetta, and Chilton in Fiscal 2024
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 4
Pay vs Performance Disclosure
Name	Comparable store sales
Worden [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,004,173	$ 3,450,895	$ 4,007,544	$ 2,181,767
PEO Actually Paid Compensation Amount	$ 4,976,885	$ 2,076,755	$ 3,633,987	3,084,893
PEO Name	Mr. Worden
Worden [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,733,161)
Worden [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,525,375
Worden [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,501,697
Worden [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	383,328
Worden [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(274,941)
Worden [Member] | Fair Value at Prior Year End of Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,429,586)
Sifford [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				1,850,691	$ 1,558,095
PEO Actually Paid Compensation Amount				$ 2,549,441	$ 1,701,732
Non-PEO NEO Average Total Compensation Amount	337,948
Non-PEO NEO Average Compensation Actually Paid Amount	$ 332,473
PEO Name	Mr. Sifford
Mr. Scibetta [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	$ 1,886,107
Non-PEO NEO Average Compensation Actually Paid Amount	1,893,036
Mr. Chilton [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	1,654,519
Non-PEO NEO Average Compensation Actually Paid Amount	1,643,782
Mr. Edwards [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	990,709
Non-PEO NEO Average Compensation Actually Paid Amount	975,708
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(486,459)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	414,823
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	391,843
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,892
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	75,607
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(54,229)
Non-PEO NEO | Fair Value at Prior Year End of Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(380,548)
Non-PEO NEO | Sifford [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(150,012)
Non-PEO NEO | Sifford [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	131,566
Non-PEO NEO | Sifford [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	45,874
Non-PEO NEO | Sifford [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(32,903)
Non-PEO NEO | Mr. Scibetta [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(754,580)
Non-PEO NEO | Mr. Scibetta [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	697,201
Non-PEO NEO | Mr. Scibetta [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	745,530
Non-PEO NEO | Mr. Scibetta [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	151,433
Non-PEO NEO | Mr. Scibetta [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(108,615)
Non-PEO NEO | Mr. Scibetta [Member] | Fair Value at Prior Year End of Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(724,040)
Non-PEO NEO | Mr. Chilton [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(653,587)
Non-PEO NEO | Mr. Chilton [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	603,898
Non-PEO NEO | Mr. Chilton [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	603,736
Non-PEO NEO | Mr. Chilton [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	76,211
Non-PEO NEO | Mr. Chilton [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(54,662)
Non-PEO NEO | Mr. Chilton [Member] | Fair Value at Prior Year End of Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(586,333)
Non-PEO NEO | Mr. Edwards [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(387,655)
Non-PEO NEO | Mr. Edwards [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	358,193
Non-PEO NEO | Mr. Edwards [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	218,104
Non-PEO NEO | Mr. Edwards [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,909
Non-PEO NEO | Mr. Edwards [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,735)
Non-PEO NEO | Mr. Edwards [Member] | Fair Value at Prior Year End of Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (211,817)